Goodwill and intangible assets - Change in goodwill, intangible assets with an indefinite life and with a finite life (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Balance at the beginning of the period	$ 400.6	$ 401.0
Additions	0.0	0.0
Foreign currency translation	0.2	(0.4)
Impairments	0.0	0.0
Balance at the end of the period	400.8	400.6	$ 401.0
Intangible assets with an indefinite life
Balance at the beginning of the period	22.1	27.0
Additions	0.0	3.1
Foreign currency translation	0.0	0.0
Impairments	0.0	(8.0)
Balance at the end of the period	22.1	22.1	27.0
Intangible assets with a finite life
Balance at the beginning of the period	173.5	189.3
Additions	0.0	0.0
Foreign currency translation	0.0	0.0
Impairments	0.0	0.0
Balance at the end of the period	157.7	173.5	189.3
Balance at the beginning of the period	596.2	617.3
Additions	0.0	3.1
Foreign currency translation	0.2	(0.4)
Impairments	0.0	(8.0)
Amortization of Intangible Assets	(15.8)	(15.8)	(10.2)
Balance at the end of the period	$ 580.6	$ 596.2	$ 617.3